Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Equity [abstract]
Perpetual subordinated bonds	¥ 733,611	¥ 648,536
Equity attributable to other equity instruments holders	¥ 733,611	¥ 648,536